T. ROWE PRICE Institutional High Yield Fund
August 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 10.3% (1)
Aerospace & Defense 0.5%
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 3.647%, 4/6/26  4,053 3,941
Peraton, FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/1/28  4,185 4,183
Peraton, FRN, 1M USD LIBOR +
7.75%, 8.50%, 2/1/29  1,440 1,440
9,564
Airlines 0.6%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 5.50%, 4/20/28  2,255 2,320
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 6.25%, 6/21/27  3,780 4,007
SkyMiles IP, FRN, 3M USD LIBOR +
3.75%, 4.75%, 10/20/27  4,120 4,366
United Airlines, FRN, 1M USD LIBOR +
3.75%, 4.50%, 4/21/28  2,304 2,307
13,000
Automotive 0.2%
Clarios Global, FRN, 1M USD LIBOR +
3.25%, 3.335%, 4/30/26  1,440 1,424
Mavis Tire Express Services TopCo,
FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/4/28  2,995 2,993
4,417
Cable Operators 0.2%
Altice France, FRN, 3M USD LIBOR +
4.00%, 4.125%, 8/14/26  4,383 4,366
4,366
Consumer Products 0.3%
Life Time, FRN, 1M USD LIBOR +
4.75%, 5.75%, 12/16/24  7,081 7,041
7,041
Container 0.1%
Kouti, FRN, 3M EURIBOR + 0.00%,
7/1/28 (EUR) (2) 1,230 1,448
1,448
Energy 0.8%
BCP Raptor, FRN, 3M USD LIBOR +
4.25%, 5.25%, 6/24/24  13,079 12,951
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 4.835%, 3/11/26  2,144 2,069
Stonepeak Lonestar Holdings, FRN,
1M USD LIBOR + 4.50%, 4.634%,
10/19/26  1,906 1,910
16,930
Food 0.1%
Bellring Brands, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 10/21/24  2,232 2,238
2,238
Gaming 0.2%
Scientific Games International, FRN,
1M USD LIBOR + 2.75%, 2.835%,
8/14/24  4,187 4,147
4,147
Par/Shares $ Value
(Amounts in 000s)
‡
Health Care 0.8%
ADMI, FRN, 1M USD LIBOR + 3.13%,
3.625%, 12/23/27  4,080 4,019
ADMI, FRN, 1M USD LIBOR + 3.50%,
4.00%, 12/23/27  1,330 1,325
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 10/1/27  5,381 5,395
LifePoint Health, FRN, 1M USD LIBOR
+ 3.75%, 3.835%, 11/16/25  2,076 2,061
U.S. Radiology Specialists, FRN, 1M
USD LIBOR + 5.50%, 6.25%, 12/15/27  3,293 3,305
16,105
Information Technology 0.6%
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 8.75%, 7/31/28  865 889
Proofpoint, FRN, 1M USD LIBOR +
0.00%, 8/31/28 (2) 3,110 3,090
Proofpoint, FRN, 1M USD LIBOR +
6.25%, 8/31/29 (2) 1,250 1,267
RealPage, FRN, 3M USD LIBOR +
6.50, 7.25%, 4/23/29  3,885 3,958
Solera, FRN, 1M USD LIBOR + 4.00%,
4.50%, 6/2/28  4,420 4,415
13,619
Manufacturing 0.2%
Apex Tool Group, FRN, 3M USD
LIBOR + 5.25%, 6.50%, 8/1/24  5,164 5,170
5,170
Satellites 1.7%
Intelsat Jackson Holdings, 8.625%,
1/2/24  8,063 8,190
Intelsat Jackson Holdings, FRN, 1M
USD LIBOR + 5.50%, 6.50%, 7/13/22  4,587 4,606
Intelsat Jackson Holdings, FRN, PRIME
+ 4.75%, 8.00%, 11/27/23 (2) 12,300 12,477
Intelsat Jackson Holdings, FRN, PRIME
+ 5.50%, 8.75%, 1/2/24  490 498
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 3.25%, 11/4/26  9,581 9,560
35,331
Services 1.3%
Ascend Learning, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 7/12/24  1,677 1,679
Ascend Learning, FRN, 3M USD
LIBOR + 3.00%, 4.00%, 7/12/24  2,367 2,364
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 7.00%, 6/4/29  1,965 1,990
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 7.085%, 5/29/26  1,460 1,460
UKG, FRN, 1M USD LIBOR + 3.25%,
4.00%, 5/4/26  9,675 9,674
UKG, FRN, 1M USD LIBOR + 6.75%,
7.50%, 5/3/27  10,640 10,793
27,960
Wireless Communications 2.7%
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.335%, 12/23/26  6,467 6,339
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.335%, 7/31/27  6,065 5,942

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Asurion, FRN, 1M USD LIBOR +
5.25%, 1/20/29 (2) 25,055 24,914
Asurion, FRN, 1M USD LIBOR +
5.25%, 5.335%, 1/31/28  16,599 16,510
CCI Buyer, FRN, 1M USD LIBOR +
4.00%, 4.75%, 12/17/27  3,282 3,288
56,993
Total Bank Loans (Cost $215,387) 218,329
COMMON STOCKS 0.9%
Cable Operators 0.1%
Liberty Broadband, Class C (3) 13 2,430
2,430
Gaming 0.0%
New Cotai Participation, Class B (3)
(4)(5) — —
—
Metals & Mining 0.2%
Constellium (3) 200 4,038
4,038
Utilities 0.3%
Sempra Energy  12 1,601
Vistra  240 4,578
6,179
Wireless Communications 0.3%
T-Mobile U.S. (3) 41 5,643
5,643
Total Common Stocks (Cost
$14,865) 18,290
CONVERTIBLE BONDS 0.2%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  1,775 1,856
1,856
Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45  2,488 2,111
2,111
Total Convertible Bonds (Cost
$3,291) 3,967
CONVERTIBLE PREFERRED STOCKS 3.2%
Energy 1.3%
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17 - 2/10/21,
Cost $25,213 (6)(7) 25 26,582
26,582
Energy Services 0.3%
NuStar Energy, VR, 10.75% (4)(6) 229 6,478
6,478
Par/Shares $ Value
(Amounts in 000s)
‡
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC,
7.00%, 2/15/27 (3)(5) 8 —
—
Health Care 0.4%
Avantor, Series A, 6.25%, 5/15/22  73 8,813
8,813
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,265 (7) 2 2,306
2,306
Manufacturing 0.3%
Danaher, Series B, 5.00%, 4/15/23  4 6,242
6,242
Utilities 0.8%
American Electric Power, 6.125%,
3/15/22  61 3,110
American Electric Power, 6.125%,
8/15/23  48 2,548
NextEra Energy, 5.279%, 3/1/23  141 7,569
Southern, Series A, 6.75%, 8/1/22  83 4,368
17,595
Total Convertible Preferred Stocks
(Cost $57,163) 68,016
CORPORATE BONDS 83.2%
Aerospace & Defense 1.0%
Bombardier, 7.50%, 3/15/25 (4) 2,115 2,170
TransDigm, 6.25%, 3/15/26 (4) 12,800 13,456
TransDigm, 7.50%, 3/15/27  1,219 1,291
TransDigm, 8.00%, 12/15/25 (4) 3,885 4,152
21,069
Airlines 2.1%
Air Canada, 3.875%, 8/15/26 (4) 1,930 1,940
Air Canada, 4.625%, 8/15/29 (CAD) (4) 1,720 1,368
American Airlines, 5.50%, 4/20/26 (4) 5,940 6,252
American Airlines, 5.75%, 4/20/29 (4) 6,600 7,120
American Airlines, 11.75%, 7/15/25 (4) 5,080 6,305
Delta Air Lines, 4.75%, 10/20/28 (4) 3,340 3,718
Delta Air Lines, 7.00%, 5/1/25 (4) 2,925 3,419
Delta Air Lines, 7.375%, 1/15/26  4,890 5,752
Hawaiian Brand Intellectual Property,
5.75%, 1/20/26 (4) 1,945 2,045
Mileage Plus Holdings, 6.50%,
6/20/27 (4) 3,120 3,389
United Airlines, 4.625%, 4/15/29 (4) 2,270 2,355
43,663
Automotive 4.9%
Adient Global Holdings, 4.875%,
8/15/26 (4) 4,290 4,408
Adient U.S., 9.00%, 4/15/25 (4) 3,910 4,262
Clarios Global, 6.25%, 5/15/26 (4) 383 404
Clarios Global, 8.50%, 5/15/27 (4) 16,840 17,977
Dana, 4.25%, 9/1/30  1,545 1,603

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Dana, 5.625%, 6/15/28  2,510 2,689
Dana Financing Luxembourg, 5.75%,
4/15/25 (4) 255 263
Ford Motor, 8.50%, 4/21/23  1,995 2,207
Ford Motor, 9.00%, 4/22/25  7,550 9,221
Ford Motor, 9.625%, 4/22/30  3,260 4,648
Ford Motor Credit, 5.125%, 6/16/25  2,045 2,241
Goodyear Tire & Rubber, 5.00%,
7/15/29 (4) 7,185 7,580
Goodyear Tire & Rubber, 5.25%,
4/30/31  4,050 4,313
Goodyear Tire & Rubber, 5.25%,
7/15/31 (4) 4,035 4,307
Goodyear Tire & Rubber, 9.50%,
5/31/25  1,420 1,566
Jaguar Land Rover Automotive,
5.875%, 1/15/28 (4) 2,025 2,081
Jaguar Land Rover Automotive, 7.75%,
10/15/25 (4) 3,050 3,317
LCM Investments Holdings II, 4.875%,
5/1/29 (4) 3,490 3,577
Lithia Motors, 3.875%, 6/1/29 (4) 3,225 3,370
Meritor, 6.25%, 6/1/25 (4) 2,373 2,521
Metis Merger Sub, 6.50%, 5/15/29 (4) 3,090 3,090
Tenneco, 5.00%, 7/15/26  6,613 6,597
Tenneco, 5.125%, 4/15/29 (4) 6,155 6,370
Tenneco, 5.375%, 12/15/24  1,790 1,799
Tenneco, 7.875%, 1/15/29 (4) 2,810 3,165
103,576
Banking 0.5%
Banco do Brasil, VR, 9.00% (6)(8) 5,550 6,228
Itau Unibanco Holding, VR, 6.125% (4)
(6)(8) 4,380 4,478
10,706
Broadcasting 5.0%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (4) 3,540 3,664
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (4) 7,475 7,783
Clear Channel Worldwide Holdings,
5.125%, 8/15/27 (4) 1,765 1,809
Diamond Sports Group, 5.375%,
8/15/26 (4) 555 368
Diamond Sports Group, 6.625%,
8/15/27 (4) 5,210 2,240
iHeartCommunications, 6.375%,
5/1/26  1,090 1,150
iHeartCommunications, 8.375%,
5/1/27  24,095 25,571
Midas OpCo Holdings, 5.625%,
8/15/29 (4) 10,315 10,560
Nexstar Broadcasting, 4.75%,
11/1/28 (4) 2,400 2,490
Nexstar Media, 5.625%, 7/15/27 (4) 2,570 2,724
Nielsen Finance, 4.50%, 7/15/29 (4) 1,095 1,084
Nielsen Finance, 4.75%, 7/15/31 (4) 1,440 1,418
Nielsen Finance, 5.625%, 10/1/28 (4) 2,900 3,045
Outfront Media Capital, 4.25%,
1/15/29 (4) 990 992
Par/Shares $ Value
(Amounts in 000s)
‡
Outfront Media Capital, 6.25%,
6/15/25 (4) 1,200 1,272
Sirius XM Radio, 3.125%, 9/1/26 (4) 1,815 1,849
Sirius XM Radio, 3.875%, 9/1/31 (4) 1,485 1,476
Sirius XM Radio, 4.00%, 7/15/28 (4) 7,235 7,398
Sirius XM Radio, 4.125%, 7/1/30 (4) 2,360 2,413
Sirius XM Radio, 5.00%, 8/1/27 (4) 4,130 4,321
Terrier Media Buyer, 8.875%,
12/15/27 (4) 7,755 8,240
Townsquare Media, 6.875%, 2/1/26 (4) 3,885 4,118
Univision Communications, 4.50%,
5/1/29 (4) 5,100 5,177
Univision Communications, 6.625%,
6/1/27 (4) 3,135 3,386
Univision Communications, 9.50%,
5/1/25 (4) 1,540 1,675
106,223
Building & Real Estate 1.2%
Brookfield Residential Properties,
5.00%, 6/15/29 (4) 2,955 3,007
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (4) 4,070 4,406
Howard Hughes, 4.125%, 2/1/29 (4) 4,450 4,489
Howard Hughes, 4.375%, 2/1/31 (4) 2,385 2,406
Howard Hughes, 5.375%, 8/1/28 (4) 3,670 3,890
Realogy Group, 7.625%, 6/15/25 (4) 795 854
Realogy Group, 9.375%, 4/1/27 (4) 2,650 2,925
Shimao Group Holdings, 5.60%,
7/15/26  1,242 1,298
Taylor Morrison Communities, 5.125%,
8/1/30 (4) 1,355 1,477
Weekley Homes, 4.875%, 9/15/28 (4) 1,075 1,115
25,867
Building Products 1.0%
CP Atlas Buyer, 7.00%, 12/1/28 (4) 840 857
Forterra Finance, 6.50%, 7/15/25 (4) 2,505 2,684
New Enterprise Stone & Lime, 6.25%,
3/15/26 (4) 3,431 3,534
PGT Innovations, 6.75%, 8/1/26 (4) 2,375 2,497
Specialty Building Products Holdings,
6.375%, 9/30/26 (4) 3,730 3,917
SRS Distribution, 6.125%, 7/1/29 (4) 429 443
Summit Materials, 5.125%, 6/1/25 (4) 1,555 1,574
Summit Materials, 5.25%, 1/15/29 (4) 1,225 1,292
Summit Materials, 6.50%, 3/15/27 (4) 3,645 3,827
20,625
Cable Operators 9.4%
Altice Financing, 5.00%, 1/15/28 (4) 8,200 8,179
Altice Financing, 5.75%, 8/15/29 (4) 5,240 5,358
Altice France, 5.125%, 1/15/29 (4) 2,645 2,658
Altice France, 5.125%, 7/15/29 (4) 8,270 8,332
Altice France, 8.125%, 2/1/27 (4) 4,775 5,175
Altice France Holding, 6.00%,
2/15/28 (4) 15,045 14,913
Altice France Holding, 10.50%,
5/15/27 (4) 1,800 1,971
C&W Senior Financing, 6.875%,
9/15/27 (4) 4,400 4,683
CCO Holdings, 4.25%, 1/15/34 (4) 2,665 2,688

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CCO Holdings, 4.50%, 8/15/30 (4) 4,950 5,167
CCO Holdings, 4.50%, 5/1/32  4,905 5,120
CCO Holdings, 4.50%, 6/1/33 (4) 7,160 7,411
CCO Holdings, 5.00%, 2/1/28 (4) 14,935 15,607
CCO Holdings, 5.125%, 5/1/27 (4) 5,558 5,801
CCO Holdings, 5.375%, 6/1/29 (4) 4,180 4,561
CSC Holdings, 4.625%, 12/1/30 (4) 3,675 3,601
CSC Holdings, 5.00%, 11/15/31 (4) 2,810 2,799
CSC Holdings, 5.75%, 1/15/30 (4) 5,945 6,272
CSC Holdings, 6.50%, 2/1/29 (4) 8,085 8,924
CSC Holdings, 7.50%, 4/1/28 (4) 5,770 6,318
DIRECTV Holdings, 5.875%,
8/15/27 (4) 3,140 3,281
DISH DBS, 5.125%, 6/1/29  2,780 2,766
DISH DBS, 5.875%, 11/15/24  1,080 1,160
DISH DBS, 7.375%, 7/1/28  3,625 3,897
DISH DBS, 7.75%, 7/1/26  5,155 5,890
LCPR Senior Secured Financing,
6.75%, 10/15/27 (4) 1,185 1,263
Netflix, 5.375%, 11/15/29 (4) 3,540 4,350
Netflix, 5.875%, 11/15/28  6,765 8,389
Netflix, 6.375%, 5/15/29  14,385 18,449
Radiate Holdco, 6.50%, 9/15/28 (4) 3,810 3,905
Virgin Media Finance, 5.00%,
7/15/30 (4) 1,065 1,103
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (4) 8,560 8,785
VTR Finance, 6.375%, 7/15/28 (4) 1,475 1,568
Ziggo, 4.875%, 1/15/30 (4) 2,500 2,550
Ziggo Bond, 5.125%, 2/28/30 (4) 1,245 1,278
Ziggo Bond, 6.00%, 1/15/27 (4) 3,985 4,139
198,311
Chemicals 1.5%
Compass Minerals International,
6.75%, 12/1/27 (4) 1,885 1,996
CVR Partners, 6.125%, 6/15/28 (4) 3,030 3,091
GPD, 10.125%, 4/1/26 (4) 2,830 3,049
Kraton Polymers, 5.25%, 5/15/26
(EUR) (4) 890 1,079
Methanex, 5.125%, 10/15/27  3,355 3,640
Methanex, 5.25%, 12/15/29  1,625 1,769
Methanex, 5.65%, 12/1/44  2,365 2,557
OCI, 4.625%, 10/15/25 (4) 3,524 3,665
SCIH Salt Holdings, 4.875%, 5/1/28 (4) 4,020 4,046
Univar Solutions USA, 5.125%,
12/1/27 (4) 4,070 4,253
WR Grace Holdings, 5.625%,
8/15/29 (4) 2,775 2,882
32,027
Conglomerates 0.1%
General Electric, Series D, VR,
3.449% (6) 2,185 2,114
2,114
Consumer Products 0.6%
CD&R Smokey Buyer, 6.75%,
7/15/25 (4) 550 584
Life Time, 5.75%, 1/15/26 (4) 4,414 4,524
Mattel, 5.45%, 11/1/41  950 1,143
Mattel, 5.875%, 12/15/27 (4) 1,600 1,746
Par/Shares $ Value
(Amounts in 000s)
‡
Mattel, 6.20%, 10/1/40  1,715 2,204
Wolverine World Wide, 4.00%,
8/15/29 (4) 2,240 2,271
12,472
Container 1.2%
Ardagh Metal Packaging Finance USA,
4.00%, 9/1/29 (4) 6,545 6,668
Ardagh Packaging Finance, 5.25%,
8/15/27 (4) 6,295 6,484
Mauser Packaging Solutions Holding,
7.25%, 4/15/25 (4) 2,125 2,096
Mauser Packaging Solutions Holding,
8.50%, 4/15/24 (4) 1,590 1,641
Pactiv, 7.95%, 12/15/25  1,800 2,043
Pactiv, 8.375%, 4/15/27  650 751
Trivium Packaging Finance, 5.50%,
8/15/26 (4) 1,415 1,487
Trivium Packaging Finance, 8.50%,
8/15/27 (4) 4,505 4,843
26,013
Drugs 0.1%
Teva Pharmaceutical Finance, 6.15%,
2/1/36  1,885 2,088
2,088
Energy 9.7%
Aethon United BR, 8.25%, 2/15/26 (4) 1,945 2,110
Archrock Partners, 6.875%, 4/1/27 (4) 2,370 2,459
Cheniere Energy Partners, 4.50%,
10/1/29  5,490 5,902
Cheniere Energy Partners, 5.625%,
10/1/26  1,210 1,249
Citgo Holding, 9.25%, 8/1/24 (4) 6,515 6,450
CITGO Petroleum, 7.00%, 6/15/25 (4) 5,655 5,782
Comstock Resources, 5.875%,
1/15/30 (4) 3,490 3,490
Comstock Resources, 6.75%,
3/1/29 (4) 2,430 2,539
Continental Resources, 4.90%, 6/1/44  2,680 3,015
Continental Resources, 5.75%,
1/15/31 (4) 4,935 6,014
CrownRock, 5.625%, 10/15/25 (4) 905 933
DCP Midstream, Series A, VR,
7.375% (6)(8) 2,735 2,646
DCP Midstream Operating, 5.625%,
7/15/27  1,395 1,580
DCP Midstream Operating, 6.75%,
9/15/37 (4) 3,955 4,924
DCP Midstream Operating, 8.125%,
8/16/30  3,795 5,057
Endeavor Energy Resources, 5.75%,
1/30/28 (4) 2,798 2,945
Endeavor Energy Resources, 6.625%,
7/15/25 (4) 580 615
EQT, 5.00%, 1/15/29  950 1,078
EQT, 6.625%, 2/1/25  610 699
EQT, 7.50%, 2/1/30  4,345 5,648
Exterran Energy Solutions, 8.125%,
5/1/25  3,270 2,943
Gulfport Energy Operating, 8.00%,
5/17/26 (4) 2,875 3,055

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilcorp Energy I, 5.75%, 2/1/29 (4) 1,725 1,751
Hilcorp Energy I, 6.00%, 2/1/31 (4) 1,930 1,978
Independence Energy Finance, 7.25%,
5/1/26 (4) 3,915 3,954
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (4) 7,355 7,576
NGL Energy Operating, 7.50%,
2/1/26 (4) 11,910 12,059
NGL Energy Partners, 7.50%, 11/1/23  4,115 3,878
NuStar Logistics, 5.75%, 10/1/25  4,165 4,467
Occidental Petroleum, 6.125%, 1/1/31  2,135 2,581
Occidental Petroleum, 6.375%, 9/1/28  1,860 2,202
Occidental Petroleum, 6.45%, 9/15/36  460 575
Occidental Petroleum, 6.625%, 9/1/30  1,730 2,149
Occidental Petroleum, 7.50%, 5/1/31  1,843 2,410
Occidental Petroleum, 7.875%,
9/15/31  1,180 1,565
Occidental Petroleum, 7.95%, 6/15/39  3,925 5,166
Occidental Petroleum, 8.00%, 7/15/25  2,570 3,084
Occidental Petroleum, 8.50%, 7/15/27  5,180 6,527
Occidental Petroleum, 8.875%,
7/15/30  8,300 11,350
Ovintiv Exploration, 5.625%, 7/1/24  3,045 3,380
Range Resources, 8.25%, 1/15/29 (4) 1,520 1,687
Range Resources, 9.25%, 2/1/26  3,290 3,603
Solaris Midstream Holdings, 7.625%,
4/1/26 (4) 2,080 2,205
Tallgrass Energy Partners, 6.00%,
3/1/27 (4) 1,685 1,740
Tallgrass Energy Partners, 6.00%,
12/31/30 (4) 4,320 4,396
Tallgrass Energy Partners, 6.00%,
9/1/31 (4) 4,175 4,175
Tallgrass Energy Partners, 7.50%,
10/1/25 (4) 3,445 3,703
Targa Resources Partners, 4.00%,
1/15/32 (4) 4,355 4,551
Targa Resources Partners, 5.375%,
2/1/27  250 258
Targa Resources Partners, 5.875%,
4/15/26  220 230
Targa Resources Partners, 6.50%,
7/15/27  3,360 3,629
Targa Resources Partners, 6.875%,
1/15/29  4,730 5,298
Transocean Phoenix 2, 7.75%,
10/15/24 (4) 974 988
Transocean Pontus, 6.125%, 8/1/25 (4) 1,427 1,413
Transocean Proteus, 6.25%,
12/1/24 (4) 1,163 1,149
USA Compression Partners, 6.875%,
4/1/26  2,085 2,168
USA Compression Partners, 6.875%,
9/1/27  1,640 1,714
Venture Global Calcasieu Pass,
3.875%, 8/15/29 (4) 2,670 2,747
Venture Global Calcasieu Pass,
4.125%, 8/15/31 (4) 3,340 3,507
Par/Shares $ Value
(Amounts in 000s)
‡
Vine Energy Holdings, 6.75%,
4/15/29 (4) 6,070 6,556
203,502
Entertainment & Leisure 3.3%
Carnival, 4.00%, 8/1/28 (4) 3,200 3,212
Carnival, 5.75%, 3/1/27 (4) 4,160 4,253
Carnival, 7.625%, 3/1/26 (4) 7,610 8,057
Carnival, 9.875%, 8/1/27 (4) 3,355 3,867
Carnival, 11.50%, 4/1/23 (4) 2,650 2,975
Cedar Fair, 5.375%, 4/15/27  3,005 3,088
Cedar Fair, 5.50%, 5/1/25 (4) 7,705 8,042
Cedar Fair, 6.50%, 10/1/28  4,100 4,407
Cinemark USA, 5.25%, 7/15/28 (4) 2,675 2,541
NCL, 5.875%, 3/15/26 (4) 4,860 4,872
NCL Finance, 6.125%, 3/15/28 (4) 1,390 1,411
Royal Caribbean Cruises, 5.50%,
8/31/26 (4) 3,940 3,994
Royal Caribbean Cruises, 5.50%,
4/1/28 (4) 3,905 3,924
Royal Caribbean Cruises, 9.125%,
6/15/23 (4) 480 523
Royal Caribbean Cruises, 10.875%,
6/1/23 (4) 2,655 2,987
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (4) 4,805 4,787
Six Flags Theme Parks, 7.00%,
7/1/25 (4) 920 983
Vail Resorts, 6.25%, 5/15/25 (4) 1,650 1,749
Viking Cruises, 7.00%, 2/15/29 (4) 1,940 1,945
Viking Cruises, 13.00%, 5/15/25 (4) 1,340 1,548
69,165
Exploration & Production 0.0%
Apache, 6.00%, 1/15/37  190 224
224
Financial 5.7%
Acrisure, 7.00%, 11/15/25 (4) 3,125 3,176
Acrisure, 10.125%, 8/1/26 (4) 5,190 5,839
Alliant Holdings Intermediate, 6.75%,
10/15/27 (4) 5,570 5,779
AmWINS Group, 4.875%, 6/30/29 (4) 1,145 1,162
Drawbridge Special Opportunities
Fund, 3.875%, 2/15/26 (4) 2,510 2,591
Enact Holdings, 6.50%, 8/15/25 (4) 5,150 5,581
Freedom Mortgage, 6.625%,
1/15/27 (4) 3,280 3,141
GTCR AP Finance, 8.00%, 5/15/27 (4) 2,715 2,871
Home Point Capital, 5.00%, 2/1/26 (4) 3,190 2,759
HUB International, 7.00%, 5/1/26 (4) 6,420 6,629
Icahn Enterprises, 6.25%, 5/15/26  5,665 5,969
LPL Holdings, 4.00%, 3/15/29 (4) 3,270 3,327
LPL Holdings, 4.375%, 5/15/31 (4) 525 543
MGIC Investment, 5.25%, 8/15/28  1,390 1,487
Midcap Financial Issuer Trust, 5.625%,
1/15/30 (4) 3,145 3,125
Midcap Financial Issuer Trust, 6.50%,
5/1/28 (4) 6,000 6,263
Navient, 4.875%, 3/15/28  4,740 4,823
Navient, 5.00%, 3/15/27  5,800 6,061
Navient, 6.125%, 3/25/24  7,480 8,106

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Navient, 6.75%, 6/25/25  3,855 4,303
Navient, 6.75%, 6/15/26  1,825 2,055
Navient, 7.25%, 9/25/23  3,320 3,644
OneMain Finance, 6.125%, 3/15/24  1,300 1,396
OneMain Finance, 6.625%, 1/15/28  3,085 3,563
OneMain Finance, 6.875%, 3/15/25  3,755 4,248
OneMain Finance, 7.125%, 3/15/26  1,300 1,518
OneMain Finance, 8.875%, 6/1/25  1,555 1,699
PennyMac Financial Services, 4.25%,
2/15/29 (4) 3,210 3,102
PennyMac Financial Services, 5.375%,
10/15/25 (4) 2,500 2,584
Rocket Mortgage, 5.25%, 1/15/28 (4) 4,419 4,664
SLM, 4.20%, 10/29/25  2,265 2,441
Starwood Property Trust, 5.50%,
11/1/23 (4) 3,785 3,970
United Wholesale Mortgage, 5.50%,
4/15/29 (4) 2,095 2,061
120,480
Food 1.5%
Chobani, 4.625%, 11/15/28 (4) 1,295 1,339
Chobani, 7.50%, 4/15/25 (4) 7,265 7,556
Cosan Luxembourg, 7.00%,
1/20/27 (4) 3,790 3,993
Kraft Heinz Foods, 6.875%, 1/26/39  1,885 2,799
Kraft Heinz Foods, 7.125%, 8/1/39 (4) 1,450 2,193
Post Holdings, 4.50%, 9/15/31 (4) 1,960 1,977
Post Holdings, 5.625%, 1/15/28 (4) 2,485 2,612
Post Holdings, 5.75%, 3/1/27 (4) 1,740 1,814
Sigma Holdco, 7.875%, 5/15/26 (4) 1,825 1,846
Triton Water Holdings, 6.25%,
4/1/29 (4) 5,165 5,113
31,242
Forest Products 0.2%
Mercer International, 5.125%, 2/1/29  2,490 2,509
Mercer International, 5.50%, 1/15/26  520 531
3,040
Gaming 5.0%
Affinity Gaming, 6.875%, 12/15/27 (4) 1,120 1,184
Caesars Entertainment, 6.25%,
7/1/25 (4) 1,000 1,056
Caesars Entertainment, 8.125%,
7/1/27 (4) 9,115 10,072
Caesars Resort Collection, 5.75%,
7/1/25 (4) 1,990 2,085
Churchill Downs, 4.75%, 1/15/28 (4) 330 344
Cirsa Finance International, 7.875%,
12/20/23 (4) 4,463 4,547
International Game Technology,
4.125%, 4/15/26 (4) 1,615 1,678
International Game Technology, 5.25%,
1/15/29 (4) 4,005 4,275
International Game Technology, 6.25%,
1/15/27 (4) 5,820 6,635
Melco Resorts Finance, 5.375%,
12/4/29 (4) 1,325 1,373
MGM China Holdings, 4.75%,
2/1/27 (4) 2,570 2,612
Par/Shares $ Value
(Amounts in 000s)
‡
MGM China Holdings, 5.25%,
6/18/25 (4) 1,435 1,483
MGM China Holdings, 5.875%,
5/15/26 (4) 2,445 2,570
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (4) 3,700 3,917
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 2,191
MGM Resorts International, 4.75%,
10/15/28  930 981
MGM Resorts International, 6.00%,
3/15/23  2,695 2,860
Midwest Gaming Borrower, 4.875%,
5/1/29 (4) 3,215 3,247
Peninsula Pacific Entertainment,
8.50%, 11/15/27 (4) 6,365 6,795
Raptor Acquisition, 4.875%,
11/1/26 (4) 695 701
Scientific Games International, 7.00%,
5/15/28 (4) 1,145 1,229
Scientific Games International, 7.25%,
11/15/29 (4) 9,290 10,358
Scientific Games International, 8.25%,
3/15/26 (4) 9,810 10,448
Studio City Finance, 5.00%,
1/15/29 (4) 2,440 2,409
VICI Properties, 4.125%, 8/15/30 (4) 800 853
Wynn Las Vegas, 5.25%, 5/15/27 (4) 6,760 7,098
Wynn Macau, 5.50%, 1/15/26 (4) 2,400 2,465
Wynn Macau, 5.50%, 10/1/27 (4) 4,165 4,228
Wynn Resorts Finance, 5.125%,
10/1/29 (4) 4,445 4,623
104,317
Health Care 5.7%
AdaptHealth, 5.125%, 3/1/30 (4) 1,585 1,605
Avantor Funding, 4.625%, 7/15/28 (4) 4,615 4,857
Bausch Health, 4.875%, 6/1/28 (4) 5,070 5,197
Bausch Health, 6.25%, 2/15/29 (4) 2,885 2,863
Bausch Health, 7.00%, 1/15/28 (4) 570 590
Bausch Health, 7.25%, 5/30/29 (4) 10,475 10,789
Bausch Health Americas, 8.50%,
1/31/27 (4) 10,495 11,282
Bausch Health Americas, 9.25%,
4/1/26 (4) 7,040 7,586
CHS, 6.00%, 1/15/29 (4) 3,015 3,207
CHS, 6.875%, 4/15/29 (4) 2,415 2,503
CHS, 8.00%, 12/15/27 (4) 6,040 6,659
DaVita, 4.625%, 6/1/30 (4) 3,170 3,305
HCA, 5.625%, 9/1/28  990 1,181
HCA, 5.875%, 2/15/26  2,550 2,952
HCA, 5.875%, 2/1/29  1,970 2,389
Legacy LifePoint Health, 6.75%,
4/15/25 (4) 2,170 2,284
Molina Healthcare, 4.375%,
6/15/28 (4) 2,225 2,333
Organon, 5.125%, 4/30/31 (4) 6,920 7,231
Radiology Partners, 9.25%, 2/1/28 (4) 1,301 1,392
RegionalCare Hospital Partners
Holdings, 9.75%, 12/1/26 (4) 3,845 4,090
RP Escrow Issuer, 5.25%, 12/15/25 (4) 1,995 2,035

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Select Medical, 6.25%, 8/15/26 (4) 2,095 2,210
Tenet Healthcare, 6.125%, 10/1/28 (4) 12,175 12,875
Tenet Healthcare, 6.875%, 11/15/31  2,375 2,731
Tenet Healthcare, 7.50%, 4/1/25 (4) 2,880 3,082
Teva Pharmaceutical Finance
Netherlands III, 6.00%, 4/15/24  1,275 1,333
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  4,015 4,537
Teva Pharmaceutical Finance
Netherlands III, 7.125%, 1/31/25  6,815 7,428
120,526
Information Technology 1.9%
Banff Merger Sub, 9.75%, 9/1/26 (4) 2,050 2,150
Boxer Parent, 6.50%, 10/2/25
(EUR) (4) 720 893
Boxer Parent, 7.125%, 10/2/25 (4) 800 854
Boxer Parent, 9.125%, 3/1/26 (4) 1,400 1,465
Expedia Group, 4.625%, 8/1/27  890 1,006
Expedia Group, 6.25%, 5/1/25 (4) 1,149 1,327
Go Daddy Operating, 5.25%,
12/1/27 (4) 1,945 2,037
LogMeIn, 5.50%, 9/1/27 (4) 1,940 2,013
Match Group Holdings II, 4.125%,
8/1/30 (4) 955 998
Photo Holdings Merger Sub, 8.50%,
10/1/26 (4) 7,642 8,272
SS&C Technologies, 5.50%,
9/30/27 (4) 3,715 3,938
Uber Technologies, 7.50%, 5/15/25 (4) 1,500 1,599
Uber Technologies, 7.50%, 9/15/27 (4) 8,270 9,025
Veritas U.S., 7.50%, 9/1/25 (4) 4,870 5,053
40,630
Lodging 0.7%
Hilton Domestic Operating, 5.375%,
5/1/25 (4) 785 820
Hilton Domestic Operating, 5.75%,
5/1/28 (4) 905 974
Hilton Worldwide Finance, 4.875%,
4/1/27  2,550 2,639
Marriott Ownership Resorts, 6.125%,
9/15/25 (4) 2,200 2,313
Park Intermediate Holdings, 4.875%,
5/15/29 (4) 2,415 2,481
Park Intermediate Holdings, 5.875%,
10/1/28 (4) 1,900 2,019
Park Intermediate Holdings, 7.50%,
6/1/25 (4) 1,515 1,621
RLJ Lodging Trust, 3.75%, 7/1/26 (4) 1,530 1,538
XHR, 4.875%, 6/1/29 (4) 1,215 1,249
15,654
Manufacturing 0.6%
Apex Tool Group, 9.00%, 2/15/23 (4) 2,045 2,050
Hillenbrand, 3.75%, 3/1/31  945 952
Hillenbrand, 5.00%, 9/15/26  90 101
Madison IAQ, 4.125%, 6/30/28 (4) 4,840 4,864
Madison IAQ, 5.875%, 6/30/29 (4) 2,775 2,834
Mueller Water Products, 4.00%,
6/15/29 (4) 1,940 1,998
12,799
Par/Shares $ Value
(Amounts in 000s)
‡
Metals & Mining 3.4%
Alcoa Nederland Holding, 5.50%,
12/15/27 (4) 4,015 4,326
Alcoa Nederland Holding, 6.125%,
5/15/28 (4) 2,480 2,697
Alcoa Nederland Holding, 7.00%,
9/30/26 (4) 2,655 2,768
Arconic, 6.00%, 5/15/25 (4) 2,500 2,647
Arconic, 6.125%, 2/15/28 (4) 5,155 5,490
Big River Steel, 6.625%, 1/31/29 (4) 5,022 5,461
Cleveland-Cliffs, 9.875%, 10/17/25 (4) 1,224 1,420
Constellium, 3.75%, 4/15/29 (4) 2,675 2,621
FMG Resources, 5.125%, 5/15/24 (4) 3,285 3,535
Freeport-McMoRan, 5.00%, 9/1/27  2,470 2,597
Freeport-McMoRan, 5.25%, 9/1/29  1,515 1,674
Freeport-McMoRan, 5.40%, 11/14/34  6,432 7,976
Freeport-McMoRan, 5.45%, 3/15/43  3,755 4,755
GrafTech Finance, 4.625%,
12/15/28 (4) 1,840 1,874
Hecla Mining, 7.25%, 2/15/28  7,414 7,961
Hudbay Minerals, 4.50%, 4/1/26 (4) 1,895 1,907
Hudbay Minerals, 6.125%, 4/1/29 (4) 3,455 3,718
Joseph T. Ryerson & Son, 8.50%,
8/1/28 (4) 2,529 2,795
New Gold, 7.50%, 7/15/27 (4) 1,595 1,679
Novelis, 4.75%, 1/30/30 (4) 3,725 3,958
71,859
Other Telecommunications 1.0%
Consolidated Communications, 6.50%,
10/1/28 (4) 3,340 3,653
Embarq, 7.995%, 6/1/36  2,725 2,868
Level 3 Financing, 3.75%, 7/15/29 (4) 3,260 3,174
Lumen Technologies, 4.50%,
1/15/29 (4) 7,510 7,341
Lumen Technologies, 5.375%,
6/15/29 (4) 3,105 3,179
20,215
Real Estate Investment Trust
Securities 0.4%
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (4) 4,120 3,991
Service Properties Trust, 4.35%,
10/1/24  4,185 4,231
8,222
Restaurants 0.8%
1011778 BC ULC, 5.75%, 4/15/25 (4) 865 911
Dave & Buster's, 7.625%, 11/1/25 (4) 4,875 5,168
Yum! Brands, 5.35%, 11/1/43  3,890 4,298
Yum! Brands, 6.875%, 11/15/37  3,515 4,570
Yum! Brands, 7.75%, 4/1/25 (4) 2,105 2,263
17,210
Retail 1.1%
Ambience Merger Sub, 7.125%,
7/15/29 (4) 1,885 1,880
Bath & Body Works, 6.625%,
10/1/30 (4) 3,675 4,268
Bath & Body Works, 6.95%, 3/1/33  488 589
Bath & Body Works, 7.50%, 6/15/29  2,115 2,456

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bath & Body Works, 9.375%,
7/1/25 (4) 2,665 3,448
L Brands, 6.694%, 1/15/27  350 411
Linens 'n Things, EC, 8.338%,
1/15/18 (3)(5) 1,050 —
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (4) 2,485 2,582
PetSmart, 4.75%, 2/15/28 (4) 925 962
PetSmart, 7.75%, 2/15/29 (4) 4,915 5,394
Rent-A-Center, 6.375%, 2/15/29 (4) 975 1,053
23,043
Satellites 1.6%
Connect Finco, 6.75%, 10/1/26 (4) 6,000 6,225
Hughes Satellite Systems, 6.625%,
8/1/26  9,670 10,976
Intelsat Jackson Holdings, 9.50%,
9/30/22 (4) 10,540 12,516
Telesat Canada, 6.50%, 10/15/27 (4) 3,075 2,598
Viasat, 5.625%, 4/15/27 (4) 2,010 2,085
34,400
Services 6.0%
ADT Security, 4.125%, 8/1/29 (4) 3,160 3,148
Adtalem Global Education, 5.50%,
3/1/28 (4) 4,200 4,294
Advantage Sales & Marketing, 6.50%,
11/15/28 (4) 2,100 2,197
Allied Universal Holdco, 9.75%,
7/15/27 (4) 3,440 3,754
Black Knight InfoServ, 3.625%,
9/1/28 (4) 3,500 3,539
Booz Allen Hamilton, 4.00%, 7/1/29 (4) 1,625 1,686
Clarivate Science Holdings, 3.875%,
7/1/28 (4) 4,130 4,182
Clarivate Science Holdings, 4.875%,
7/1/29 (4) 2,890 2,977
Constellation Automotive Financing,
4.875%, 7/15/27 (GBP) (4) 865 1,186
eG Global Finance, 6.75%, 2/7/25 (4) 3,935 4,019
eG Global Finance, 8.50%,
10/30/25 (4) 4,605 4,824
Fair Isaac, 5.25%, 5/15/26 (4) 3,480 3,958
Gartner, 3.625%, 6/15/29 (4) 1,960 2,016
Gartner, 4.50%, 7/1/28 (4) 1,160 1,228
GFL Environmental, 4.375%,
8/15/29 (4) 2,620 2,627
GFL Environmental, 4.75%, 6/15/29 (4) 3,640 3,740
H&E Equipment Services, 3.875%,
12/15/28 (4) 9,025 9,025
IPD 3, 5.50%, 12/1/25 (EUR) (4) 845 1,037
Millennium Escrow, 6.625%, 8/1/26 (4) 2,105 2,152
MSCI, 3.25%, 8/15/33 (4) 1,670 1,714
MSCI, 4.00%, 11/15/29 (4) 2,335 2,501
Performance Food Group, 5.50%,
10/15/27 (4) 2,545 2,653
Picasso Finance Sub, 6.125%,
6/15/25 (4) 1,130 1,195
Presidio Holdings, 4.875%, 2/1/27 (4) 2,205 2,274
Presidio Holdings, 8.25%, 2/1/28 (4) 2,850 3,082
Par/Shares $ Value
(Amounts in 000s)
‡
Prime Security Services Borrower,
5.75%, 4/15/26 (4) 2,945 3,173
Prime Security Services Borrower,
6.25%, 1/15/28 (4) 4,790 4,952
Sabre GLBL, 7.375%, 9/1/25 (4) 1,890 2,001
Sabre GLBL, 9.25%, 4/15/25 (4) 2,340 2,694
Shift4 Payments, 4.625%, 11/1/26 (4) 1,495 1,551
Staples, 7.50%, 4/15/26 (4) 6,605 6,654
Staples, 10.75%, 4/15/27 (4) 5,955 5,791
TK Elevator U.S. Newco, 5.25%,
7/15/27 (4) 4,870 5,126
United Rentals North America, 3.75%,
1/15/32  1,630 1,661
United Rentals North America, 3.875%,
2/15/31  3,405 3,520
Vertical Holdco, 7.625%, 7/15/28 (4) 7,193 7,793
WASH Multifamily Acquisition, 5.75%,
4/15/26 (4) 2,575 2,691
WeWork, 7.875%, 5/1/25 (4) 2,035 2,007
White Cap Buyer, 6.875%, 10/15/28 (4) 1,605 1,707
126,329
Supermarkets 1.6%
Albertsons, 3.50%, 3/15/29 (4) 9,650 9,747
Albertsons, 4.875%, 2/15/30 (4) 2,690 2,929
Albertsons, 5.875%, 2/15/28 (4) 4,910 5,266
Albertsons, 7.50%, 3/15/26 (4) 4,150 4,513
Iceland Bondco, 4.625%, 3/15/25
(GBP)  3,000 4,014
New Albertsons, 7.45%, 8/1/29  2,035 2,368
New Albertsons, 8.00%, 5/1/31  1,240 1,508
United Natural Foods, 6.75%,
10/15/28 (4) 3,095 3,343
33,688
Transportation 0.2%
Watco, 6.50%, 6/15/27 (4) 4,365 4,660
4,660
Utilities 2.9%
Calpine, 4.50%, 2/15/28 (4) 2,020 2,081
Calpine, 5.00%, 2/1/31 (4) 2,195 2,242
Calpine, 5.125%, 3/15/28 (4) 3,985 4,055
FirstEnergy, Series C, 7.375%,
11/15/31  1,520 2,120
NextEra Energy Operating Partners,
4.25%, 9/15/24 (4) 324 342
NextEra Energy Operating Partners,
4.50%, 9/15/27 (4) 2,960 3,193
NiSource, VR, 5.65% (6)(8) 2,725 2,861
NRG Energy, 6.625%, 1/15/27  3,724 3,854
Pacific Gas & Electric, 4.55%, 7/1/30  3,818 4,059
Pattern Energy Operations, 4.50%,
8/15/28 (4) 840 876
PG&E, 5.00%, 7/1/28  5,345 5,305
PG&E, 5.25%, 7/1/30  5,575 5,484
Pike, 5.50%, 9/1/28 (4) 2,605 2,644
Terraform Global Operating, 6.125%,
3/1/26 (4) 3,955 4,074
Vistra Operations, 4.375%, 5/1/29 (4) 11,345 11,515
Vistra Operations, 5.50%, 9/1/26 (4) 5,305 5,448

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Vistra Operations, 5.625%, 2/15/27 (4) 845 877
61,030
Wireless Communications 1.3%
Sprint, 7.125%, 6/15/24  12,334 14,184
Sprint, 7.625%, 2/15/25  460 545
Sprint Capital, 6.875%, 11/15/28  5,290 6,897
T-Mobile USA, 2.625%, 2/15/29  3,320 3,369
T-Mobile USA, 2.875%, 2/15/31  3,105 3,184
28,179
Total Corporate Bonds (Cost
$1,665,847) 1,755,168
MUNICIPAL SECURITIES 0.5%
Puerto Rico 0.5%
Puerto Rico Commonwealth, Public
Improvement, Series A, GO, 5.25%,
7/1/23 (3)(9) 690 618
Puerto Rico Commonwealth, Public
Improvement, Series A, GO, 5.25%,
7/1/25 (3)(9) 1,595 1,501
Puerto Rico Commonwealth, Public
Improvement, Series A, GO, 8.00%,
7/1/35 (3)(9) 9,015 7,651
Par/Shares $ Value
(Amounts in 000s)
‡
Puerto Rico Commonwealth, Public
Improvement, Series E, GO, 5.50%,
7/1/31 (3)(9) 1,125 1,049
Total Municipal Securities (Cost
$10,069) 10,819
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 1.9%
T. Rowe Price Government Reserve
Fund, 0.05% (10)(11) 41,033 41,033
41,033
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 0.099%,
11/4/21 (12) 2,500 2,500
2,500
Total Short-Term Investments (Cost
$43,533) 43,533
Total Investments in
Securities 100.4%
(Cost $2,010,155) $ 2,118,122
Other Assets Less Liabilities (0.4)% (9,024)
Net Assets 100.0% $ 2,109,098
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,304,994 and represents
61.9% of net assets.
(5) Level 3 in fair value hierarchy.
(6) Perpetual security with no stated maturity date.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $28,888 and represents 1.4% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10) Seven-day yield
(11) Affiliated Companies
(12) At August 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.

T. ROWE PRICE Institutional High Yield Fund

.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
OTC Over-the-counter
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.
NA.HY-S36, 5 Year Index, 6/20/26), Pay 5.00% Quarterly, Receive
upon credit default, 12/15/21 @ 1.00%* (USD) 1 29,030 (65)
Total Options Written (Premiums $(113)) $ (65)
* Exercise Spread

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 * 490 10 (12) 22
Barclays Bank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 * 1,455 77 (41) 118
Citibank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/21 * 2,500 52 (8) 60
Citibank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 * 1,460 78 (40) 118
JPMorgan Chase, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 * 155 3 (3) 6
Total Bilateral Credit Default Swaps, Protection Sold (104) 324
Total Bilateral Swaps (104) 324
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 * 832 (5) (38) 33
Total Centrally Cleared Credit Default Swaps, Protection Sold 33
Total Centrally Cleared Swaps 33
Net payments (receipts) of variation margin to date (32)
Variation margin receivable (payable) on centrally cleared swaps $ 1
*
Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/19/21 USD 1,011 EUR 857 $ (2)
Citibank 11/19/21 USD 498 EUR 422 (2)
HSBC Bank 10/22/21 USD 1,372 CAD 1,720 8
HSBC Bank 10/22/21 USD 1,190 GBP 865 —
HSBC Bank 10/22/21 USD 4,194 GBP 3,059 (11)
Morgan Stanley 11/19/21 USD 1,510 EUR 1,279 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (9)

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government Reserve Fund, 0.05% $ 25,002  ¤  ¤ $ 41,033^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $4 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $41,033.

T. ROWE PRICE Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Institutional High Yield Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E137-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 233,115 $ — $ 233,115
Common Stocks 18,290 — — 18,290
Convertible Preferred Stocks — 68,016 — 68,016
Corporate Bonds — 1,755,168 — 1,755,168
Short-Term Investments 41,033 2,500 — 43,533
Total Securities 59,323 2,058,799 — 2,118,122
Swaps* — 253 — 253
Forward Currency Exchange Contracts — 8 — 8
Total $ 59,323 $ 2,059,060 $ — $ 2,118,383
Liabilities
Options Written $ — $ 65 $ — $ 65
Forward Currency Exchange Contracts — 17 — 17
Total $ — $ 82 $ — $ 82
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.